Capital Stock - Reserved for future issuance (Details) - shares	Sep. 30, 2019	Apr. 16, 2019
Common stock reserved for future issuance
Total	2,640,000
2019 Equity Incentive Plan
Common stock reserved for future issuance
Shares authorized for future issuance	1,408,728	2,400,000
2019 Employee Stock Purchase Plan
Common stock reserved for future issuance
Shares authorized for future issuance	240,000	240,000
Stock Options
Common stock reserved for future issuance
Stock options outstanding	985,206
Stock Options | 2019 Equity Incentive Plan
Common stock reserved for future issuance
Stock options outstanding	985,206
Restricted Stock Units | 2019 Equity Incentive Plan
Common stock reserved for future issuance
Restricted stock units outstanding	6,066